Capital Structure Management (Details) - CAD ($) $ in Millions	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020
Capital Structure Management [Abstract]
Cash	$ (421)	$ (355)	$ (763)
Short-term borrowings	200	200	200
Long-term debt repayable at maturity	4,597	4,597
Lease Liabilities	1,130	1,245	$ 1,270
Share capital	4,217	4,199
Contributed surplus	27	27
Retained earnings	2,000	1,876
Total	$ 11,750	$ 11,789